Related party transactions and balances	12 Months Ended
Dec. 31, 2022
Related party transactions and balances
Related party transactions and balances

24.  Related party transactions and balances

Balances with related parties at December 31 are as follows:

	2022
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,675	—	—
Villar Mir Energía, S.L.U.	1,600	—	—	(10)
Enérgya VM Gestión de la Energía, S.L.	—	—	—	1,800
Total	1,600	2,675	—	1,790

	2021
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,841	—	—
Villar Mir Energía, S.L.U.	1,699	—	—	8,808
Espacio Information Technology, S.A.U.	—	—	—	737
Total	1,699	2,841	—	9,545

The loan granted to Inmobiliaria Espacio, S.A. accrues a market interest (EURIBOR three-month rate plus 2.75%) and has a maturity in the short-term that is renewed tacitly upon maturity. Unless the parties agree the repayment, the loan is extended it automatically for one year.

The balance with the other related parties arose as a result of the commercial transactions performed with them (see explanation of main transactions below).

Additionally in 2022, as a result of a tax audit of the IESA tax group, a reassessment of its net operating losses (NOLs) was made within the members of the tax group with respect to fiscal years 2008 through 2012.  In particular, additional NOLs were attributed to Grupo Ferroatlántica, S.A.U. (GFAT) and Ferroatlántica, S.A.U. (FAT). GFAT, as top parent company of a tax group to which FAT belonged to until fiscal year 2019, filed an amending corporate income tax (CIT) return of fiscal years 2016 and 2017. By way of this amending returns, the reassigned NOLs of FAT have been partially applied and consequently partial refund of the CIT paid in such fiscal years has been in the amount of $592,378. To the extent that the negative results obtained by GFAT and FAT when forming part of the IESA tax group were duly paid each year, this refund corresponds to IESA. GFAT has granted to IESA a loan in the amount of the CIT refund requested (the CIT loan). Therefore, upon receiving the CIT refund, the CIT loan will be canceled under an assignment and offsetting agreement between GFAT and IESA. The CIT loan bears interest annually at 5.25% fix rate for one-year loan under Ferroglobe transfer pricing policy. The Company shows a tax receivable amounting in its balance for this concept.

Transactions with related parties in 2022, 2021 and 2020 are as follows:

	2022
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	—
Villar Mir Energía, S.L.U.	—	128,211	1,612	—
Espacio Information Technology, S.A.U.	—	—	1,008	—
Enérgya VM Gestión, S.L	—	4,506	646	—
Other related parties	—	—	101	—
Total	—	132,717	3,367	—

	2021
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	—
Villar Mir Energía, S.L.U.	—	132,566	1,365	—
Espacio Information Technology, S.A.U.	—	—	3,266	—
Enérgya VM Gestión, S.L	—	—	120	—
Aurinka	—	—	111	—
Other related parties	—	—	68	—
Total	—	132,566	4,930	—

	2020
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	16
Villar Mir Energía, S.L.U.	—	39,900	647	—
Espacio Information Technology, S.A.U.	—	—	3,171	—
Enérgya VM Gestión, S.L	—	—	79	—
Aurinka	—	1	308	—
Other related parties	—	—	3	—
Total	—	39,901	4,208	16

“Raw Materials and energy consumption for production” of the related parties vis-à-vis Villar Mir Energía, S.L.U. relates to the purchase of energy from the latter by the Company’s Europe – Manganese Alloys and Europe – Silicon Metals & Silicon Alloys segment. FerroAtlántica pays VM Energía a service charge in addition to paying for the cost of energy purchase from the market. Under contracts entered into with FAU on June 22, 2010 and December 29, 2010 (assigned to FerroAtlántica de Boo, S.L.U. (“FAU Boo”) and to FerroAtlántica de Sabon, S.L.U. (“FAU Sabon”) in August 2019 in anticipation of the FAU Disposal), and with Hidro Nitro Española on December 27, 2012 (assigned to FerroAtlántica del Cinca when Hidro Nitro Española was sold in December 2018), VM Energía supplies the energy needs of the Boo, Sabón and Monzón electrometallurgy facilities, as a broker for FAU BOO or FAU Sabon (now Grupo FerroAtlántica) and Hidro Nitro Española (now FerroAtlántica del Cinca) in the wholesale power market. The contracts allow FAU Boo or FAU Sabon (now Grupo FerroAtlántica) and Hidro Nitro Española (now FerroAtlántica del Cinca) to buy energy from the grid at market conditions without incurring costs normally associated with operating in the complex wholesale power market, as well as to apply for fixed price arrangements in advance from VM Energía, based on the energy markets for the power, period and profile applied for. For the fiscal year ended December 31, 2021, Grupo FerroAtlántica and FerroAtlántica del Cinca’s obligations to make payments to VM Energía under their respective agreements for the purchase of energy plus the service charge amounted to $102,066 thousand and $30,501 thousand, respectively. The contracts have a term of one year, which can be extended by the mutual consent of the parties to the contract. The contracts were renewed in January 2019 and will renew annually for up to three years unless terminated. The contracts were again renewed in January 2020. In January 2021, the contracts were renewed for two years with the possibility to extend it for additional one-year periods unless terminated with thirty days’ notice. On September 30, 2021 Grupo FerroAtlántica, S.A.U absorbed its subsidiaries FAU Boo and FAU Sabón assuming all the rights and obligations derived from those contracts. Those contracts were assigned from Villar Mir Energía SLU to Energya VM Gestión de Energía, SLU (“Energya VM”) on October 15, 2022. Therefore, since the assignment the payments for the service charge was done to Energya VM, amounting $4,506 thousand in 2022.

On December 22, 2022, Grupo FerroAtlántica and VM Energía entered into a Power Purchase Agreement (PPA). Under this PPA, VM Energía would supply to Sabón plant 65 GW on a pay as produced basis during 10 years from the commencement of operation of the Plants. This PPA would cover 10% of the total power consumption of the Sabón plant. The agreement has been cancelled in February 2023.

“Other operating expenses" corresponds to the payment to Espacio Information Technology, S.A. (“Espacio I.T.”), provides information technology and data processing services to Ferroglobe PLC and certain of its direct and indirect subsidiaries: FAU (until shortly prior to the FAU Disposal when such services were assigned to Grupo FerroAtlántica de Servicios, S.L.U. (“Servicios”)), FerroAtlántica de Mexico, Silicon Smelters (Pty), Ltd. and FerroPem, SAS pursuant to several contracts. Additionally corresponds to  the Payment  to Villar Mir Energia, S.L.U that provides the energy needs of the mining facilities operated by RAMSA and CISA in the wholesale power market. On April 2022, Grupo VM sold its interest in Espacio I.T. so those transactions do not involve a Grupo VM subsidiary and therefore as of that date should no longer be considered as related party transactions.